SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 11	$ 21
Tangible exploration and evaluation assets	39,161	39,103
CANADA
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	6
Tangible exploration and evaluation assets	2,586	2,538
GREENLAND
IfrsStatementLineItems [Line Items]
Property, plant and equipment	7	15
Tangible exploration and evaluation assets	$ 36,575	$ 36,565